Operating Leases	12 Months Ended
Dec. 31, 2021
Operating Leases
Operating Leases

Note 14 – Operating Leases

The Company leases office space under a noncancelable operating lease with a maturity date in September 2024. The lease requires the Company to pay certain taxes, insurance, utilities, and maintenance costs. In 2019, the Company amended the lease, agreeing to sublease additional space in the building, which sublease expires in December 2024. In connection with this operating lease, the Company was granted an allowance for tenant improvements as a lease incentive. Deferred lease incentive is included in Other Long-term Liabilities on the Consolidated Balance Sheets and is being amortized on a straight-line basis over the term of the lease ending in September 2024. Deferred lease incentive totaled $179 and $246 as of December 31, 2021, and December 31, 2020, respectively.

On September 1, 2021, the Company entered into an Industrial Lease Agreement with the initial term through March 31, 2029 and which contains one option to renew for five years. The Company is responsible for its proportionate share of common area maintenance, taxes, and insurance.

Total rent expense under these leases was $661 and $415 for years ended December 31, 2021 and 2020, respectively, and are charged to Operating Expenses based on personnel costs incurred in the accompanying Consolidated Statements of Operations.

Future minimum annual commitments under these operating leases are as follows:

Years Ending December 31	Amount
2022	$914
2023	1,125
2024	1,062
2025	779
Thereafter	2,699
Total	$6,579